Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair value measurements
The Company’s financial assets are measured at fair value on a recurring basis by level within the fair value hierarchy at June 30, 2023 and December 31, 2022 are summarized as follows:

	June 30, 2023
	Fair Value Hierarchy	Fair Market Value
Cash equivalents:
Money market funds	Level 1	30,441
Investments:
Short-term marketable securities	Level 2	6,766

		$37,207

	December 31, 2022
	Fair Value Hierarchy	Fair Market Value
Cash equivalents:
Money market funds	Level 1	30,649
Investments:
Short-term marketable securities	Level 2	31,143

		$61,792

The carrying amounts reflected in the consolidated balance sheet for prepaid expenses and other current assets, accounts payable, accrued expenses, other liabilities, and term loan are shown at their historical values which approximate their fair values.
Silicon Valley Bank (SVB) was closed on March 10, 2023 by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (FDIC) as receiver. The FDIC then reopened SVB as Silicon Valley Bridge Bank, N.A. (SVBB). At June 30, 2023, SVBB holds the Company’s sweep account and one of the Company’s deposit accounts. The Company is actively working to move these accounts to another financial institution.

3. Fair value measurements
The Company’s financial assets measures at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2022 and 2021 are summarized as follows:

		December 31, 2022
	Fair Value Hierarchy	Amortization Cost	Unrealized Gain (Loss)	Fair Market Value
Money market funds	Level 1	$30,648	$1	$30,649
Short-term marketable securities	Level 2	31,280	(137)	31,143

		$61,928	$(136)	$61,792

		December 31, 2021
	Fair Value	Amortization	Unrealized	Fair Market
	Hierarchy	Cost	Loss	Value
Money market funds	Level 1	$48,160	$—	$48,160
Short-term marketable securities	Level 2	51,116	(44)	51,072
Long-term marketable securities	Level 2	11,764	(45)	11,719

		$111,040	$(89)	$110,951

At December 31, 2022 and 2021, we held 14 and 18 debt securities, respectively, that were in an unrealized loss position. The unrealized losses at December 31, 2022 and 2021 were attributable to changes in interest rates and do not represent credit losses. The Company does not intend to sell the investments before recovery of their amortized cost bases, which may be at maturity. All investments mature within twelve months from December 31, 2022. The following tables summarize the Company’s debt securities in an unrealized loss position, aggregated by length of time in a continuous unrealized loss position.

	December 31, 2022
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

	December 31, 2021
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities	$32,991	$(29)	$—	$—	$32,991	$(29)
Long-term marketable securities	11,719	(45)	—	—	11,719	(45)

	$44,710	$(74)	$—	$—	$44,710	$(74)